Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)
Common Stocks 98.3%
Communication Services 12.9%
Entertainment 6.4%
Activision Blizzard, Inc.	366,498	21,777,311
Live Nation Entertainment, Inc.*	143,901	10,284,605
Netflix, Inc.*	55,383	17,920,277
Spotify Technology SA*	131,628	19,684,967
Walt Disney Co.	246,690	35,678,775
		105,345,935
Interactive Media & Services 5.3%
Alphabet, Inc. "A"*	23,828	31,914,985
Alphabet, Inc. "C"*	27,810	37,182,526
Facebook, Inc. "A"*	81,786	16,786,577
Pinterest, Inc. "A"*	54,563	1,017,054
		86,901,142
Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.*	246,715	19,347,390
Consumer Discretionary 14.3%
Hotels, Restaurants & Leisure 3.0%
Las Vegas Sands Corp.	126,432	8,728,865
McDonald's Corp.	150,711	29,782,001
Planet Fitness, Inc. "A"*	139,036	10,383,209
		48,894,075
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	39,408	72,819,679
Multiline Retail 1.3%
Dollar General Corp.	133,550	20,831,129
Specialty Retail 4.7%
Burlington Stores, Inc.*	78,836	17,976,973
CarMax, Inc.*	194,563	17,057,338
Home Depot, Inc.	189,024	41,279,061
		76,313,372
Textiles, Apparel & Luxury Goods 0.9%
Lululemon Athletica, Inc.*	66,960	15,512,623
Consumer Staples 3.3%
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	67,070	19,713,214
Food Products 1.4%
Mondelez International, Inc. "A"	421,653	23,224,647
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	54,279	11,210,785
Energy 0.4%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	69,452	6,081,912
Financials 5.4%
Capital Markets 1.6%
Intercontinental Exchange, Inc.	290,052	26,844,313
Consumer Finance 1.2%
American Express Co.	157,927	19,660,332
Insurance 2.6%
Progressive Corp.	593,768	42,982,865
Health Care 12.6%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.*	90,396	9,776,327
BioMarin Pharmaceutical, Inc.*	81,693	6,907,143
Exact Sciences Corp.*	66,451	6,145,389
		22,828,859
Health Care Equipment & Supplies 6.0%
Becton, Dickinson & Co.	178,509	48,549,093
Danaher Corp.	167,542	25,714,346
DexCom, Inc.*	74,970	16,398,938
The Cooper Companies, Inc.	25,467	8,182,292
		98,844,669
Life Sciences Tools & Services 3.0%
Thermo Fisher Scientific, Inc.	148,996	48,404,330
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	101,385	6,507,903
Zoetis, Inc.	219,836	29,095,295
		35,603,198
Industrials 9.7%
Aerospace & Defense 2.6%
Boeing Co.	81,658	26,600,910
TransDigm Group, Inc.	27,308	15,292,480
		41,893,390
Electrical Equipment 1.7%
AMETEK, Inc.	273,721	27,300,933
Industrial Conglomerates 1.4%
Roper Technologies, Inc.	63,907	22,637,777
Machinery 0.7%
Parker-Hannifin Corp.	60,171	12,384,395
Professional Services 2.6%
TransUnion	267,510	22,901,531
Verisk Analytics, Inc.	131,011	19,565,183
		42,466,714
Road & Rail 0.7%
Norfolk Southern Corp.	60,873	11,817,275
Information Technology 37.1%
IT Services 9.7%
Cognizant Technology Solutions Corp. "A"	284,047	17,616,595
Fiserv, Inc.*	294,266	34,025,978
FleetCor Technologies, Inc.*	48,881	14,064,041
Global Payments, Inc.	150,700	27,511,792
Visa, Inc. "A"	351,593	66,064,325
		159,282,731
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.	72,518	8,618,039
NVIDIA Corp.	85,687	20,162,151
		28,780,190
Software 18.0%
Adobe, Inc.*	94,912	31,302,927
DocuSign, Inc.*	91,456	6,777,804
Intuit, Inc.	81,175	21,262,168
Microsoft Corp.	869,313	137,090,660
Nuance Communications, Inc.*	691,634	12,331,834
Proofpoint, Inc.*	120,503	13,831,334
salesforce.com, Inc.*	126,598	20,589,899
ServiceNow, Inc.*	69,164	19,526,381
Synopsys, Inc.*	114,919	15,996,725
VMware, Inc. "A"*	99,322	15,076,086
		293,785,818
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	406,799	119,456,526
Pure Storage, Inc. "A"*	306,853	5,250,255
		124,706,781
Materials 0.7%
Construction Materials
Vulcan Materials Co.	80,006	11,520,064
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	28,610	16,699,657
Prologis, Inc.	160,722	14,326,759
		31,026,416
Total Common Stocks (Cost $751,028,687)		1,608,966,953
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.62% (a) (Cost $28,472,139)	28,472,139	28,472,139
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $779,500,826)	100.1	1,637,439,092
Other Assets and Liabilities, Net	(0.1)	(1,267,888)
Net Assets	100.0	1,636,171,204

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (a) (b)
1,515,100	—	1,515,100 (c)	—	—	310	—	—	—
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.62% (a)
22,076,364	45,817,959	39,422,184	—	—	134,464	—	28,472,139	28,472,139
23,591,464	45,817,959	40,937,284	—	—	134,774	—	28,472,139	28,472,139

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,608,966,953	$—	$—	$1,608,966,953
Short-Term Investments	28,472,139	—	—	28,472,139
Total	$1,637,439,092	$—	$—	$1,637,439,092

(d)	See Investment Portfolio for additional detailed categorizations.